SUN CAPITAL ADVISERS TRUST
One Sun Life Executive Park
Wellesley Hills, MA 02481

February 26, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C.  20549

Re:	Sun Capital Advisers Trust (the “Trust”) File Nos. 333-59039; 811-08879

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a)(1) thereunder; (ii) the Investment Company Act of 1940, as amended (the “1940 Act”); and (iii) Rule 101(a) of Regulation S-T, is post-effective amendment No. 25 (amendment No. 26 under the 1940 Act) to the Trust’s registration statement on Form N-1A (the “Amendment”).  The Amendment includes an Initial Class Prospectus and a Service Class Prospectus for each of the 20 funds, together comprising 40 series of the Trust: SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Ibbotson Moderate Fund, SC AllianceBernstein International Value Fund, SC Columbia Small Cap Value Fund, SC Davis Venture Value Fund, SC Goldman Sachs Mid Cap Value Fund, SC Invesco Small Cap Growth Fund, SC Lord Abbett Growth & Income Fund, SC Oppenheimer Large Cap Core Fund, SC Oppenheimer Main Street Small Cap Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund, SC PIMCO Total Return Fund, and Sun Capital Global Real Estate Fund (each, a “Fund” and collectively, the “Funds”), a combined Statement of Additional Information for the Initial Class and Service Class shares of the Funds and Part C.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of reflecting the change in subadviser for SC Columbia Small Cap Value Fund (formerly SC Dreman Small Cap Value Fund) from Dreman Value Management, L.L.C. to RiverSource Investments, LLP, which will become effective May 1, 2010.  The Amendment also reflects the addition of summary prospectus disclosure relating to all 20 Funds in the Trust for each of the Initial Class and Service Class shares.  The Amendment is intended to become effective on May 1, 2010.  If you have any questions or comments concerning the Amendment, please contact Christopher P. Harvey, Esq. at (617) 728-7167 or Kathryn Cohen at (617) 728-7165, counsel to the Trust.

Sincerely,

/s/ Maura A. Murphy, Esq.

Maura A. Murphy, Esq.

Enclosures

cc:           Ms. Michelle Roberts, Esq. (Division of Investment Management)